ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Accrued Expenses Tables
Accrued expenses

Accrued expenses consisted of the following at:

	January 31, 2017	April 30, 2016

Accrued payroll	$30,090	$240,309
Accrued consulting	75,633	75,633
Accrued interest	778,645	670,324
Other	62,541	62,541

	$946,909	$1,048,807

	2016	2015

Accrued payroll	$240,309	$1,184,943
Accrued consulting	75,633	1,433,616
Accrued dividend	-	410,685
Accrued interest	670,324	485,219
Other	62,541	62,541

	$1,048,807	$3,577,004